UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


            Report for the Calendar Year or Quarter Ended September 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Mario Cibelli

Address:  52 Vanderbilt Avenue, 4th Floor
          New York, New York 10017


13F File Number:  028-11689

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Mario D. Cibelli
Phone:    (212) 490-0399


Signature, Place and Date of Signing:

  /s/ Mario D. Cibelli            New York, NY             November 13, 2007
------------------------     ----------------------     -----------------------
      [Signature]                 [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               2

Form 13F Information Table Entry Total:         41

Form 13F Information Table Value Total:   $105,260
                                           (thousands)


List of Other Included Managers:

        No.     Form 13F File Number            Name
        ---     --------------------            --------------------------------
        1.        028-11767                       Cibelli Capital Management LLC

        2.        028-11691                       Marathon Partners LP

                                                    FORM 13F INFORMATION TABLE
COLUMN 1                         COLUMN 2        COLUMN 3    COLUMN 4         COLUMN 5         COL 6    COL 7        COLUMN 8
                                                              VALUE      SHRS OR   SH/  PUT/   INVSMT   OTHR     VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS    CUSIP     (X$1000)    PRN AMT   PRN  CALL   DSCRTN   MGRS   SOLE    SHARED   NONE
ACACIA RESH CORP                 ACACIA TCH COM  003881307     3,237      220,535  SH          SHARED   1, 2           220,535
ATWOOD OCEANICS INC              COM             050095108       743        9,700  SH          SHARED   1, 2             9,700
BARNES & NOBLE INC               COM             067774109     1,086       30,800  SH          SHARED   1, 2            30,800
BEACON ROOFING SUPPLY INC        COM             073685109     4,387      429,246  SH          SHARED   1, 2           429,246
BED BATH & BEYOND INC            COM             075896100     8,320      243,835  SH          SHARED   1, 2           243,835
BLACKBOARD INC                   COM             091935502      1,613       35,188  SH          SHARED   1, 2            35,188
BROWN FORMAN CORP                CLB             115637209     1,440       19,225  SH          SHARED   1, 2            19,225
CLEAN HARBORS INC                COM             184496107     1,505       33,800  SH          SHARED   1, 2            33,800
COPART INC                       COM             217204106     1,204       35,000  SH          SHARED   1, 2            35,000
CRAFTMADE INTL INC               COM             22413E104     3,004      255,648  SH          SHARED   1, 2           255,648
DG FASTCHANNEL INC               COM             23326R109       254       10,755  SH          SHARED   1, 2            10,755
DOVER DOWNS GAMING & ENTMT I     COM             260095104     3,383      325,600  SH          SHARED   1, 2           325,600
DOVER MOTORSPORTS INC            COM             260174107    11,784    1,821,349  SH          SHARED   1, 2         1,821,349
EATON VANCE TX ADV GLBL DIV      COM             27828S101       862       33,588  SH          SHARED   1, 2            33,588
EATON VANCE TX ADV GLB DIV O     COM             27828U106       252       37,622  SH          SHARED   1, 2            37,622
ENERGY FOCUS INC                 COM             29268T102     2,215      295,742  SH          SHARED   1, 2           295,742
FORWARD AIR CORP                 COM             349853101     2,274       76,370  SH          SHARED   1, 2            76,370
GAMING PARTNERS INTL CORP        COM             36467A107        88        9,495  SH          SHARED   1, 2             9,495
HEARST-ARGYLE TELEVISION INC     COM             422317107     3,116      120,040  SH          SHARED   1, 2           120,040
HOME DEPOT INC                   COM             437076102     1,497       46,150  SH          SHARED   1, 2            46,150
LEGG MASON INC                   COM             524901105     1,686       20,000  SH          SHARED   1, 2            20,000
MARCHEX INC                      CLB             56624R108     3,123      328,400  SH          SHARED   1, 2           328,400
3M CO                            COM             88579Y101     2,951       31,535  SH          SHARED   1, 2            31,535
NASDAQ STOCK MARKET INC          COM             631103108     7,016      186,200  SH          SHARED   1, 2           186,200
NETFLIX INC                      COM             64110L106     6,056      291,853  SH          SHARED   1, 2           291,853
NETFLIX INC                      COM             64110L106       623       30,000  SH   CALL   SHARED   1, 2            30,000
NORTH AMERN GALVANIZING & CTNG   COM             65686Y109       138       18,100  SH          SHARED   1, 2            18,100
NATURAL GAS SERVICES GROUP       COM             63886Q109       707       41,200  SH          SHARED   1, 2            41,200
NUVEEN INVTS INC                 CLA             67090F106     1,022       16,500  SH          SHARED   1, 2            16,500
PACER INTL INC TENN              COM             69373H106       184        9,680  SH          SHARED   1, 2             9,680
PANHANDLE OIL AND GAS INC        CLA             698477106     1,620       65,600  SH          SHARED   1, 2            65,600
PETMED EXPRESS INC               COM             716382106       472       33,702  SH          SHARED   1, 2            33,702
PETSMART INC                     COM             716768106    12,622      395,689  SH          SHARED   1, 2           395,689
POINT 360 NEW                    COM             730507100       125       56,755  SH          SHARED   1, 2            56,755
STAMPS COM INC                   COM NEW         852857200     4,727      394,902  SH          SHARED   1, 2           394,902
TARGET CORP                      COM             87612E106     2,329       36,643  SH          SHARED   1, 2            36,643
SPEEDWAY MOTORSPORTS INC         COM             847788106     1,702       46,000  SH          SHARED   1, 2            46,000
VARSITY GROUP INC                COM             922281100       203      187,708  SH          SHARED   1, 2           187,708
WAL MART STORES INC              COM             931142103     3,466       79,395  SH          SHARED   1, 2            79,395
WEST MARINE INC                  COM             954235107     1,964      170,000  SH          SHARED   1, 2           170,000
YAHOO INC                        COM             984332106       261        9,715  SH          SHARED   1, 2             9,715





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